Financial instruments and risk management - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 Rate
Financial instruments and risk management
Average exchange rate	21.49	19.25	19.23
Spot exchange rate	19.95	18.89	19.67